SHARE-BASED PAYMENTS - Long-term Share Unit Aware Incentive Plan (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	2,171	1,877
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	780	626
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,359	1,217
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	32	34